Financial Instruments and Risk Management (Details Narrative) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments and Risk Management (Details Narrative)
Cash deposit	$ 113,998	$ 181,237
Receivables	0	6,518
Receivable due from related party	224,400	348,957
Accounts payable and accrued liabilities	$ 13,319	$ 42,732